Summary of Significant Accounting Policies - Summary of Account Receivable and Allowance for Credit Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	¥ 119,798	¥ 150,783	¥ 121,707
Current period provision	126,298	5,572	70,357
Transfer out due to derecognition of financial assets	(13,140)
Write-offs	(15,271)	(36,557)	(41,281)
Ending balance	¥ 217,685	¥ 119,798	¥ 150,783